Related Party Transactions - Schedule of Reconciliation Amount Presented on the Combined Statements of Cash Flows (Details) - AnaptysBio, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Allocations of AnaptysBio's corporate expenses	$ 9,077	$ (46,389)	$ 30,010	$ 117,523
Non-cash transfer of investments to AnaptysBio	37,986	0
Non-cash transfer of ROU assets to AnaptysBio	12,886	0
Non-cash transfer of lease liabilities to AnaptysBio	(14,112)	0
Non-cash transfer of other current assets to AnaptysBio	6,048	0
Non-cash transfer of accrued liabilities to AnaptysBio	(28,797)	0
Total	$ 23,088	$ (46,389)